                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2006

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 5/9/2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON 5/9/2007.

Institutional Investment Manager Filing this Report:

Name:                             CITADEL LIMITED PARTNERSHIP
Address:                          131 SOUTH DEARBORN
                                  CHICAGO, IL 60603

13F File Number:                  28-5912

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                             GERALD A. BEESON
Title:                            CHIEF FINANCIAL OFFICER
Phone:                            (312) 395-3121

Signature, Place, and Date of Signing:

    /s/ Gerald Beeson         CHICAGO, ILLINOIS             05/14/2007
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0
Form 13F Information Table Entry Total:                 13
Form 13F Information Table Value Total:          $565,409 (thousands)

List of Other Included Managers:

NONE

                                   FORM 13F
             Name of Reporting Manager Citadel Limited Partnership

                                                                                                         (SEC USE ONLY)
                                                                  Item 6:                                   Item 8:
                                                           Investment Discretion                   Voting Authority (Shares)
                                                        ----------------------------              ----------------------------
                                                                   (b)
                                                                 Shared
                                                                   As
Item 1:         Item 2:                        Item 5:           Defined
Name             Title   Item 3:    Item 4:   Shares of            in                  Item 7:
of                of      CUSIP   Fair Market Principal          Instr.  (c) Shared-   Managers
Issuer           Class   Number      Value     Amount   (a) Sole    V       Other    See Instr. V (a) Sole (b) Shared (c) None
-------         ------- --------- ----------- --------- -------- ------- ----------- ------------ -------- ---------- --------

  ALBERTSONS
  INC             Cmn   013104104   5,716,966   222,710    X                             n/a         X

  ANTEON
  INTERNATIONAL
  CORP            Cmn   03674E108  37,654,911   690,156    X                             n/a         X

  BELLSOUTH
  CORP            Cmn   079860102  27,229,564   785,846    X                             n/a         X

  CATALINA
  MARKETING
  CORP
  CMN
  STK             Cmn   148867104  13,700,079   593,077    X                             n/a         X

  EDUCATION
  MGMT
  CORP
  CMN
  STOCK           Cmn   28139T101  71,784,877 1,725,598    X                             n/a         X

  KNIGHT
  RIDDER
  INC             Cmn   499040103  96,660,100 1,529,190    X                             n/a         X

  LUCENT
  TECHNOLOGIES
  INC
  CMN
  STOCK           Cmn   549463107     131,931    43,256    X                             n/a         X

  NEXTEL
  PARTNERS
  INC
  -CL
  A
  CMN
  STOCK           Cmn   65333F107 245,474,588 8,667,888    X                             n/a         X

  NORTH
  FORK
  BANCORP
  CMN
  STOCK           Cmn   659424105   2,766,239    95,950    X                             n/a         X

  PUBLIC
  SVC
  ENTERPRISES     Cmn   744573106  17,581,221   274,535    X                             n/a         X

  SHURGARD
  STORAGE
  CTRS
  -CL
  A
  CMN
  STK             Cmn   82567D104   9,156,828   137,428    X                             n/a         X

  TOMMY
  HILFIGER
  CORP
  CMN
  STOCK           Cmn   G8915Z102  37,348,113 2,267,645    X                             n/a         X
BLS
  32.5
  STRIKE
  AMER
  CALL            OPT
  07/22/2006     (Call) 079860102     203,775       741    X                             n/a        n/a

  COLUMN
  TOTALS                          565,409,191
LONG
  MARKET
  VALUE                           565,409,191